Note 22 Maturity of future payment obligations (Details) € in Millions	Dec. 31, 2021 EUR (€)
Maturity of future payment obligations [Line Items]
Maturity of future payment obligations by leases	€ 2,560
Not later than one year [member]
Maturity of future payment obligations [Line Items]
Maturity of future payment obligations by leases	218
Later than one year and not later than three years [member]
Maturity of future payment obligations [Line Items]
Maturity of future payment obligations by leases	406
Later than three years and not later than five years [member]
Maturity of future payment obligations [Line Items]
Maturity of future payment obligations by leases	428
Later than five years [member]
Maturity of future payment obligations [Line Items]
Maturity of future payment obligations by leases	€ 1,507